Unaudited Interim Condensed Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 4,094,160	$ 7,718,655
Restricted bank balance	7,047,291	12,195,847
Trade accounts receivables	10,463	41,592
Inventories	410,200	412,743
Other receivable and prepayments	2,013,608	1,847,968
Total Current Assets	13,575,722	22,216,805
Non-Current Assets
Restricted bank balance	8,500,000	8,500,000
Property, plant and equipment	449,232,614	449,453,242
Derivative financial instruments	5,372,000	5,610,000
Advances to contractor		204,000
Total Non-Current Assets	463,104,614	463,767,242
Total Assets	476,680,336	485,984,047
Current Liabilities
Borrowings	154,896,134	160,496,134
Trade and accounts payable	34,419,045	40,253,609
Lease liabilities	9,003,395	8,186,624
Derivative warrant liability	101,899	314,188
Contract liabilities	2,980,403	2,539,404
Other payables	132,664,110	130,000,000
Total Current Liabilities	334,064,986	341,789,959
Non-Current Liabilities
Borrowings	1,188,402	1,386,469
Lease liabilities	85,834,436	83,804,690
Employees’ end of service benefits	187,252	112,133
Asset retirement obligation	2,159,444	2,124,299
Total Non-Current Liabilities	89,369,534	87,427,591
Equity
Share capital	8,804	8,804
Share premium	101,777,058	101,777,058
Statutory reserve	680,643	680,643
Accumulated losses	(119,612,476)	(116,091,795)
Shareholder’s account	70,391,787	70,391,787
Total Equity Attributable to the Shareholders	53,245,816	56,766,497
Total Liabilities and Equity	$ 476,680,336	$ 485,984,047